UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21213

        Nuveen Insured Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 8.3%

$5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/13 at 101.00	Baa3	$ 5,303,202
	Series 2003, 5.750%, 6/01/27

3,100	Huntsville Health Care Authority, Alabama, Revenue Bonds, Series 1998A, 5.400%, 6/01/22 - MBIA	5/12 at 102.00	AAA	3,287,457
	Insured

6,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%,	8/12 at 100.00	AAA	6,878,358
	2/01/32 (Pre-refunded to 8/01/12) - FGIC Insured

1,750	Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.000%, 5/01/21 - AMBAC Insured	5/12 at 101.00	AAA	1,810,690

4,500	Sheffield, Alabama, Electric Revenue Warrants, Series 2003, 5.500%, 7/01/29 - AMBAC Insured	7/13 at 100.00	Aaa	4,730,175

	Arizona - 3.8%

10,000	Maricopa County, Arizona, Pollution Control Corporation Revenue Bonds, Arizona Public Service	11/12 at 100.00	AAA	10,087,900
	Company Palo Verde Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

	California - 29.0%

13,500	California, General Obligation Refunding Bonds, Series 2002, 5.250%, 4/01/30 - XLCA Insured	4/12 at 100.00	AAA	13,793,760

7,500	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 - AMBAC Insured	4/14 at 100.00	AAA	7,494,000

26,300	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	26,360,490
	East End, Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

2,910	Cathedral City, California, Public Financing Authority, Tax Allocation Bonds, Housing Set-Aside,	8/12 at 102.00	AAA	2,924,783
	Series 2002D, 5.000%, 8/01/26 - MBIA Insured

2,500	Irvine, California, Public Facilities and Infrastructure Authority, Assessment Revenue Bonds,	9/04 at 103.00	AAA	2,520,800
	Series 2003C, 5.000%, 9/02/23 - AMBAC Insured

4,000	Montara Sanitary District, California, General Obligation Bonds, Series 2003, 5.000%, 8/01/28 -	8/11 at 101.00	AAA	4,018,720
	FGIC Insured

	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series
	2003A:
1,130	5.250%, 6/01/19 - AMBAC Insured	6/13 at 101.00	AAA	1,212,953
1,255	5.250%, 6/01/21 - AMBAC Insured	6/13 at 101.00	AAA	1,332,659

1,210	Redding, California, Joint Power Financing Authority Lease Revenue Bonds, Capital	3/13 at 100.00	AAA	1,235,604
	Projects, Series 2003A, 5.000%, 3/01/23 - AMBAC Insured

3,750	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	AAA	3,767,513
	8/15/28 - MBIA Insured

1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	1,506,750
	5/01/28 - FSA Insured

3,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	2,990,580
	Series 2002, 5.000%, 8/01/32 - MBIA Insured

1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%,	1/13 at 100.00	AAA	1,056,034
	1/01/28 - MBIA Insured

6,300	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 -	5/13 at 100.00	AAA	6,310,647
	AMBAC Insured

	Colorado - 3.8%

	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
4,300	5.500%, 12/01/23 - FSA Insured	12/13 at 100.00	AAA	4,646,709
3,750	5.500%, 12/01/28 - FSA Insured	12/13 at 100.00	AAA	3,985,425

1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak to Peak	8/14 at 100.00	AAA	1,498,561
	Charter School, Series 2004, 5.250%, 8/15/24 - XLCA Insured

	Florida - 1.1%

3,000	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series	5/13 at 100.00	A1	3,044,640
	2003, 5.500%, 11/15/27

	Georgia - 1.4%

3,825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second Indenture	1/13 at 100.00	AAA	3,833,950
	Series 2002, 5.000%, 7/01/32 - MBIA Insured

	Illinois - 3.9%

1,310	Cook County School District No. 100, Berwyn South, Illinois, General Obligation Refunding Bonds,	12/13 at 100.00	Aaa	1,386,701
	Series 2003B, 5.250%, 12/01/21 - FSA Insured

	Cook County School District No. 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
3,285	5.125%, 12/01/20 - FSA Insured	12/14 at 100.00	Aaa	3,468,861
2,940	5.125%, 12/01/23 - FSA Insured	12/14 at 100.00	Aaa	3,047,780

2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 5.250%,	7/13 at 100.00	A-	2,516,700
	7/01/23

	Indiana - 8.9%

2,500	Evansville, Indiana, Sewage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 - AMBAC	7/13 at 100.00	AAA	2,556,775
	Insured

2,190	Indiana Bond Bank, Common School Fund Advance Purchase Funding Bonds, Series 2003B, 5.000%,	8/13 at 100.00	AAA	2,281,016
	8/01/19 - MBIA Insured

1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 - FGIC Insured	8/13 at 100.00	AAA	1,024,400

	IPS Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2003:
11,020	5.000%, 7/15/19 - MBIA Insured	7/13 at 100.00	AAA	11,492,538
6,000	5.000%, 7/15/20 - MBIA Insured	7/13 at 100.00	AAA	6,225,780

	Kansas - 2.4%

6,250	Kansas Development Finance Authority, Revenue Bonds, Board of Regents, Scientific Research and	4/13 at 102.00	AAA	6,448,188
	Development Facilities Projects, Series 2003C, 5.000%, 10/01/22 - AMBAC Insured

	Kentucky - 0.5%

	Kentucky, State Property and Buildings Commission, Project No. 77 Revenue and
	Refunding Bonds, Series 2003:
340	5.000%, 8/01/23 - MBIA Insured	8/13 at 100.00	AAA	372,164
985	5.000%, 8/01/23 - MBIA Insured	8/13 at 100.00	AAA	1,007,576

	Louisiana - 2.3%

5,785	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.300%, 12/01/27	12/12 at 100.00	AAA	5,990,657
	- FGIC Insured

	Massachusetts - 5.0%

9,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	9,056,970
	5.000%, 7/01/27 - FGIC Insured

1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003, 5.125%,	9/13 at 100.00	A1	1,148,299
	9/01/23

3,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior	1/07 at 102.00	AAA	2,978,430
	Series 1997A, 5.000%, 1/01/37 - MBIA Insured

	Michigan - 12.0%

6,130	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/23 -	7/13 at 100.00	AAA	6,255,788
	MBIA Insured

4,465	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2003C,	7/13 at 100.00	AAA	4,579,527
	5.000%, 7/01/22 - MBIA Insured

955	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	AAA	1,027,389
	Series 2003, 5.250%, 5/01/18 - AMBAC Insured

10,800	Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Refunding Bonds,	12/12 at 100.00	AAA	10,923,336
	Detroit Edison Company, Series 2002D, 5.250%, 12/15/32 - XLCA Insured

2,250	Romulus Community Schools, Wayne County, Michigan, General Obligation Refunding Bonds,	5/11 at 100.00	AA+	2,320,065
	Series 2001, 5.250%, 5/01/25

6,500	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	6,514,950
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 - MBIA Insured

	Missouri - 1.1%

	Clay County Public School District No. 53, Liberty, Missouri, General Obligation Bonds, Series
	2004:
1,325	5.250%, 3/01/23 - FSA Insured	3/14 at 100.00	AAA	1,396,881
1,500	5.250%, 3/01/24 - FSA Insured	3/14 at 100.00	AAA	1,571,865

	Montana - 1.9%

5,105	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound Energy,	3/13 at 101.00	AAA	5,133,741
	Series 2003A, 5.000%, 3/01/31 - AMBAC Insured

	Nebraska - 1.9%

5,000	Lincoln, Nebraska, Sanitary Sewer System Revenue Refunding Bonds, Series 2003, 5.000%, 6/15/28 -	6/13 at 100.00	AAA	5,029,650
	MBIA Insured

	Nevada - 0.9%

2,315	Clark County, Nevada, Airport System Subordinated Lien Revenue Bonds, Series 2001B, 5.200%,	7/11 at 100.00	AAA	2,340,905
	7/01/31 - FGIC Insured

	New York - 9.5%

25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	25,040,250
	2002F, 5.000%, 11/15/31 - MBIA Insured

	North Carolina - 4.5%

8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003,	10/13 at 100.00	AA	8,809,272
	5.375%, 10/01/33 - RAAI Insured

3,000	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	3,132,630
	Facilities, Series 2004A, 5.000%, 2/01/19

	Oregon - 3.9%

9,350	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.000%, 7/01/32 - MBIA Insured	1/13 at 100.00	AAA	9,391,046

1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Series 2004, 5.000%, 3/01/19 - FSA Insured	3/14 at 100.00	AAA	1,049,270

	Pennsylvania - 8.6%

3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	2,784,240
	of Bethlehem, Series 2003, 5.375%, 8/15/33

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	1,996,400
	5.000%, 8/01/32 - FSA Insured

5,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	8/07 at 102.00	AAA	5,048,950
	8/01/27 - AMBAC Insured

13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	12,910,690
	District Project, Series 2003, 5.000%, 6/01/33 - FSA Insured

	South Carolina - 7.4%

5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center Project,	11/14 at 100.00	AAA	5,208,950
	Series 2004A, 5.250%, 11/01/23 - FSA Insured

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
3,000	5.000%, 12/01/22	12/13 at 100.00	AA-	3,022,050
1,785	5.000%, 12/01/23	12/13 at 100.00	AA-	1,791,480

1,365	Myrtle Beach, South Carolina, Water and Sewer System Revenue Refunding Bonds, Series 2003, 5.375%,	3/13 at 100.00	AAA	1,478,022
	3/01/19 - FGIC Insured

8,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%, 10/01/33 -	10/12 at 100.00	Aaa	8,002,080
	AMBAC Insured

	Texas - 13.2%

7,975	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, Series	8/10 at 100.00	AAA	8,018,145
	2000, 5.000%, 8/15/25

12,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series	2/13 at 100.00	AAA	12,605,500
	2003, 5.125%, 2/15/31 - FSA Insured

5,515	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.250%, 3/01/20 - MBIA Insured	3/12 at 100.00	AAA	5,819,814

2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/25 -	5/14 at 100.00	AAA	2,081,400
	MBIA Insured

5,850	Katy Independent School District, Harris Fort Bend and Waller Counties, Texas, General Obligation	2/12 at 100.00	AAA	6,156,774
	Bonds, Series 2002A, 5.125%, 2/15/18

	Virginia - 0.6%

1,500	Hampton, Virginia, Convention Center Revenue Bonds, Series 2002, 5.125%, 1/15/28 - AMBAC Insured	1/13 at 100.00	AAA	1,528,515

	Washington - 9.2%

4,945	Broadway Office Properties, King County, Washington, Lease Revenue Bonds, Washington Project,	12/12 at 100.00	AAA	4,904,599
	Series 2002, 5.000%, 12/01/31 - MBIA Insured

5,250	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,274,518
	Series 2002C, 5.125%, 7/01/33 - AMBAC Insured

2,135	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	Aaa	2,169,480
	Center Project, Series 2003, 5.000%, 7/01/23 - MBIA Insured

1,935	Pierce County School District No. 343, Dieringer, Washington, General Obligation Refunding Bonds,	6/13 at 100.00	Aaa	2,081,363
	Series 2003, 5.250%, 12/01/17 - FSA Insured

9,670	Washington, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 - MBIA Insured	6/13 at 100.00	AAA	9,965,322

	West Virginia - 1.2%

3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail	No Opt. Call	AAA	3,306,600
	Project, Series 1998A , 5.375%, 7/01/21 - AMBAC Insured

	Wisconsin - 6.6%

1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series 2004C,	3/14 at 100.00	Aaa	1,241,396
	5.250%, 3/01/24 - FSA Insured

4,750	Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds, Wausau Hospital	8/08 at 102.00	AAA	4,879,390
	Inc., Series 1998A, 5.125%, 8/15/20 - AMBAC Insured

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series	No Opt. Call	AAA	3,420,390
	1992A, 6.000%, 12/01/22 - FGIC Insured

3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	3,412,692
	Inc., Series 2003A, 5.125%, 8/15/33

4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A-	4,617,572
	Christian Charity HealthCare Ministry, Series 2003A, 5.875%, 9/01/33

$397,715	Total Long-Term Investments (cost $399,096,249) - 152.9%			404,878,092

	Other Assets Less Liabilities - 1.5%			$3,946,416

	Preferred Shares, at Liquidation Value - (54.4)%			(144,000,000)

	Net Assets Applicable to Common Shares - 100%			$264,824,508

At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance
of Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the
Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or
U.S. Government agency securities (also ensuring the timely payment of principal and interest), or
(ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or
BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $399,082,544.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 6,242,895
	Depreciation	(447,347)

	Net unrealized appreciation of investments	$ 5,795,548

Forward Swap Contracts outstanding at July 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date*	Date	(Depreciation)

Agreement with Morgan Stanley dated June 7,
2004, to pay semi-annually the notional
amount multiplied by 5.990% and receive
quarterly the notional amount multiplied by
the three-month USD-LIBOR.	$10,000,000	12/09/2004	120/09/2024	$(460,630)

Agreement with Morgan Stanley dated June 9,
2004, to pay semi-annually the notional amount
multiplied by 6.009% and receive quarterly the
notional amount multiplied by the three-month
USD-LIBOR.	30,000,000	12/13/2004	12/13/2024	(1,439,677)

Agreement with JPMorgan dated June 23, 2004,
to pay semi-annually the notional amount
multiplied by 5.932% and receive quarterly the
notional amount multiplied by the three-month
USD-LIBOR.	14,500,000	1/14/2005	1/14/2025	(517,920)

				$(2,418,227)

* Effective date represents the date in which both the Fund and counterparty will commence interest settlements on each forward swap contract.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.